Document and Entity Information	Aug. 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001937653
Document Type	8-K
Document Period End Date	Aug. 30, 2024
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41535
Entity Tax Identification Number	88-3099146
Entity Address, Address Line One	108 Patriot Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Middletown
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19709
City Area Code	(302)
Local Phone Number	274-8744
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	ZYME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false